Receivables - Summary of Receivables (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 2,486,680	€ 615,538
VAT receivables	457,834	423,486
Total	€ 2,944,514	€ 1,039,024